Redeemable Noncontrolling Interests (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Noncontrolling Interest [Abstract]
Beginning Balance	$ 0	0	0	0
Acquisition of Aipu Group (Note 4)	120,562	748,040	0	0
Current profit	2,872	17,816	0	0
Accretion of redeemable noncontrolling interests	1,265	7,850	0	0
Ending Balance	$ 124,699	773,706	0	0